Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Macquarie Asset Strategy Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Asset Strategy Fund | MSCI ACWI (All Country World Index) (net)
Average Annual Return, Percent		17.49%	10.06%	9.23%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie Asset Strategy Fund | MSCI ACWI (All Country World Index) (gross)
Average Annual Return, Percent		18.02%	10.58%	9.79%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Asset Strategy Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		5.05%	4.47%	3.10%
Macquarie Asset Strategy Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		5.32%	4.75%	3.46%
Macquarie Asset Strategy Fund | Class A
Average Annual Return, Percent		7.38%	6.76%	5.04%
Macquarie Asset Strategy Fund | Class C
Average Annual Return, Percent		12.16%	7.15%	5.02%
Macquarie Asset Strategy Fund | Institutional Class
Average Annual Return, Percent		14.27%	8.31%	5.94%
Macquarie Asset Strategy Fund | Class R6
Average Annual Return, Percent		14.33%	8.43%	6.08%
Macquarie Asset Strategy Fund | Class R
Average Annual Return, Percent		13.71%	7.70%	5.34%
Macquarie Asset Strategy Fund | Class Y
Average Annual Return, Percent		13.96%	8.05%	5.69%
Macquarie Balanced Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Average Annual Return, Percent		8.27%	4.96%	4.64%
Macquarie Balanced Fund | S&P 500® Index
Average Annual Return, Percent		25.02%	14.52%	13.10%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Balanced Fund | Bloomberg US Aggregate Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Balanced Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		5.43%	5.19%	4.76%
Macquarie Balanced Fund | Class A
Average Annual Return, Percent		9.01%	7.16%	6.55%
Macquarie Balanced Fund | Class C
Average Annual Return, Percent		13.81%	7.59%	6.55%
Macquarie Balanced Fund | Institutional Class
Average Annual Return, Percent		15.97%	8.68%	7.44%
Macquarie Balanced Fund | Class R6
Average Annual Return, Percent		16.12%	8.81%	7.59%
Macquarie Balanced Fund | Class R
Average Annual Return, Percent		15.45%	8.10%	6.84%
Macquarie Balanced Fund | Class Y
Average Annual Return, Percent		15.72%	8.44%	7.19%
Macquarie Core Equity Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Core Equity Fund | S&P 500® Index
Average Annual Return, Percent		25.02%	14.52%	13.10%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Core Equity Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		15.40%	10.95%	8.94%
Macquarie Core Equity Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		13.21%	10.47%	8.64%
Macquarie Core Equity Fund | Class A
Average Annual Return, Percent		18.54%	13.70%	11.38%
Macquarie Core Equity Fund | Class C
Average Annual Return, Percent		23.84%	14.12%	11.30%
Macquarie Core Equity Fund | Institutional Class
Average Annual Return, Percent		26.14%	15.31%	12.32%
Macquarie Core Equity Fund | Class R6
Average Annual Return, Percent		26.24%	15.43%	12.44%
Macquarie Core Equity Fund | Class R
Average Annual Return, Percent		25.57%	14.69%	11.66%
Macquarie Core Equity Fund | Class Y
Average Annual Return, Percent		25.85%	15.14%	12.23%
Macquarie Global Growth Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Global Growth Fund | MSCI ACWI (All Country World Index) (net)
Average Annual Return, Percent		17.49%	10.06%	9.23%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie Global Growth Fund | MSCI ACWI (All Country World Index) (gross)
Average Annual Return, Percent		18.02%	10.58%	9.79%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Global Growth Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		9.43%	5.54%	6.14%
Macquarie Global Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		6.86%	6.46%	6.32%
Macquarie Global Growth Fund | Class A
Average Annual Return, Percent		10.37%	8.97%	8.40%
Macquarie Global Growth Fund | Class C
Average Annual Return, Percent		15.20%	9.32%	8.32%
Macquarie Global Growth Fund | Institutional Class
Average Annual Return, Percent		17.36%	10.53%	9.36%
Macquarie Global Growth Fund | Class R6
Average Annual Return, Percent		17.46%	10.64%	9.49%
Macquarie Global Growth Fund | Class R
Average Annual Return, Percent		16.79%	9.92%	8.73%
Macquarie Global Growth Fund | Class Y
Average Annual Return, Percent		17.13%	10.26%	9.08%
Macquarie International Core Equity Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie International Core Equity Fund | MSCI ACWI (All Country World Index) ex USA Index (net)
Average Annual Return, Percent		5.53%	4.10%	4.80%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie International Core Equity Fund | MSCI ACWI (All Country World Index) ex USA Index (gross)
Average Annual Return, Percent		6.09%	4.61%	5.31%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie International Core Equity Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(2.45%)	2.95%	2.91%
Macquarie International Core Equity Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		(1.24%)	2.53%	2.61%
Macquarie International Core Equity Fund | Class A
Average Annual Return, Percent		(2.30%)	3.34%	3.50%
Macquarie International Core Equity Fund | Class C
Average Annual Return, Percent		1.90%	3.82%	3.55%
Macquarie International Core Equity Fund | Institutional Class
Average Annual Return, Percent		3.94%	4.93%	4.48%
Macquarie International Core Equity Fund | Class R6
Average Annual Return, Percent		4.04%	4.97%	4.56%
Macquarie International Core Equity Fund | Class R
Average Annual Return, Percent		3.42%	4.27%	3.82%
Macquarie International Core Equity Fund | Class Y
Average Annual Return, Percent		3.67%	4.60%	4.16%
Macquarie Large Cap Growth Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Macquarie Large Cap Growth Fund | Russell 1000® Index
Average Annual Return, Percent		24.51%	14.28%	12.87%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Large Cap Growth Fund | Russell 1000® Growth Index
Average Annual Return, Percent		33.36%	18.96%	16.78%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Large Cap Growth Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		16.35%	13.07%	12.56%
Macquarie Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		10.27%	11.46%	11.43%
Macquarie Large Cap Growth Fund | Class A
Average Annual Return, Percent		16.79%	14.87%	14.53%
Macquarie Large Cap Growth Fund | Class C
Average Annual Return, Percent		22.01%	15.31%	14.49%
Macquarie Large Cap Growth Fund | Institutional Class
Average Annual Return, Percent		24.25%	16.57%	15.53%
Macquarie Large Cap Growth Fund | Class R6
Average Annual Return, Percent		24.35%	16.61%	15.62%
Macquarie Large Cap Growth Fund | Class R
Average Annual Return, Percent		23.60%	15.85%	14.82%
Macquarie Large Cap Growth Fund | Class Y
Average Annual Return, Percent		23.95%	16.23%	15.24%
Macquarie Mid Cap Growth Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Macquarie Mid Cap Growth Fund | Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Mid Cap Growth Fund | Russell Midcap® Growth Index
Average Annual Return, Percent		22.10%	11.47%	11.54%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Mid Cap Growth Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(5.18%)	4.43%	7.12%
Macquarie Mid Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		(0.93%)	5.26%	7.16%
Macquarie Mid Cap Growth Fund | Class A
Average Annual Return, Percent		(3.67%)	6.74%	9.22%
Macquarie Mid Cap Growth Fund | Class C
Average Annual Return, Percent		0.55%	7.19%	9.22%
Macquarie Mid Cap Growth Fund | Institutional Class
Average Annual Return, Percent		2.46%	8.35%	10.22%
Macquarie Mid Cap Growth Fund | Class R6
Average Annual Return, Percent		2.55%	8.38%	10.30%
Macquarie Mid Cap Growth Fund | Class R
Average Annual Return, Percent		1.96%	7.67%	9.52%
Macquarie Mid Cap Growth Fund | Class Y
Average Annual Return, Percent		2.21%	8.02%	9.89%
Macquarie Mid Cap Income Opportunities Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Macquarie Mid Cap Income Opportunities Fund | Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Mid Cap Income Opportunities Fund | Russell Midcap Index
Average Annual Return, Percent		15.34%	9.92%	9.63%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Mid Cap Income Opportunities Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		0.29%	5.52%	7.36%
Macquarie Mid Cap Income Opportunities Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		3.48%	5.19%	6.57%
Macquarie Mid Cap Income Opportunities Fund | Class A
Average Annual Return, Percent		2.69%	6.77%	8.25%
Macquarie Mid Cap Income Opportunities Fund | Class C
Average Annual Return, Percent		7.12%	7.23%	8.26%
Macquarie Mid Cap Income Opportunities Fund | Institutional Class
Average Annual Return, Percent		9.15%	8.39%	9.26%
Macquarie Mid Cap Income Opportunities Fund | Class R6
Average Annual Return, Percent		9.27%	8.42%	9.31%
Macquarie Mid Cap Income Opportunities Fund | Class R
Average Annual Return, Percent		8.63%	7.71%	8.53%
Macquarie Mid Cap Income Opportunities Fund | Class Y
Average Annual Return, Percent		8.93%	8.04%	8.90%
Macquarie Smid Cap Core Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Macquarie Smid Cap Core Fund | Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Smid Cap Core Fund | Russell 2500TM Index
Average Annual Return, Percent		12.00%	8.77%	8.85%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Smid Cap Core Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		7.86%	4.30%	5.52%
Macquarie Smid Cap Core Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		4.84%	4.62%	5.50%
Macquarie Smid Cap Core Fund | Class A
Average Annual Return, Percent		8.01%	6.72%	7.70%
Macquarie Smid Cap Core Fund | Class C
Average Annual Return, Percent		12.71%	7.19%	7.74%
Macquarie Smid Cap Core Fund | Institutional Class
Average Annual Return, Percent		14.86%	8.38%	8.76%
Macquarie Smid Cap Core Fund | Class R6
Average Annual Return, Percent		14.99%	8.43%	8.85%
Macquarie Smid Cap Core Fund | Class R
Average Annual Return, Percent		14.33%	7.71%	8.08%
Macquarie Smid Cap Core Fund | Class Y
Average Annual Return, Percent		14.60%	8.03%	8.42%
Macquarie Small Cap Growth Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Performance Table Footnotes	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Macquarie Small Cap Growth Fund | Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Small Cap Growth Fund | Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%	8.09%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Small Cap Growth Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		6.22%	2.07%	4.78%
Macquarie Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		5.60%	3.64%	5.60%
Macquarie Small Cap Growth Fund | Class A
Average Annual Return, Percent		7.65%	4.91%	7.54%
Macquarie Small Cap Growth Fund | Class C
Average Annual Return, Percent		12.46%	5.37%	7.56%
Macquarie Small Cap Growth Fund | Institutional Class
Average Annual Return, Percent		14.58%	6.50%	8.55%
Macquarie Small Cap Growth Fund | Class R6
Average Annual Return, Percent		14.73%	6.55%	8.63%
Macquarie Small Cap Growth Fund | Class R
Average Annual Return, Percent		13.96%	5.84%	7.87%
Macquarie Small Cap Growth Fund | Class Y
Average Annual Return, Percent		14.25%	6.17%	8.23%
Macquarie Systematic Emerging Markets Equity Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Systematic Emerging Markets Equity Fund | MSCI Emerging Markets Index (net)
Average Annual Return, Percent		7.50%	1.70%	3.64%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie Systematic Emerging Markets Equity Fund | MSCI Emerging Markets Index (gross)
Average Annual Return, Percent		8.05%	2.10%	4.04%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Systematic Emerging Markets Equity Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		1.06%	0.30%	3.21%
Macquarie Systematic Emerging Markets Equity Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		1.78%	0.98%	2.96%
Macquarie Systematic Emerging Markets Equity Fund | Class A
Average Annual Return, Percent		1.50%	1.03%	3.65%
Macquarie Systematic Emerging Markets Equity Fund | Class C
Average Annual Return, Percent		5.93%	1.50%	3.67%
Macquarie Systematic Emerging Markets Equity Fund | Institutional Class
Average Annual Return, Percent		7.95%	2.57%	4.65%
Macquarie Systematic Emerging Markets Equity Fund | Class R6
Average Annual Return, Percent		8.12%	2.64%	4.73%
Macquarie Systematic Emerging Markets Equity Fund | Class R
Average Annual Return, Percent		7.45%	1.95%	3.99%
Macquarie Systematic Emerging Markets Equity Fund | Class Y
Average Annual Return, Percent		7.67%	2.23%	4.31%
Macquarie Climate Solutions Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Climate Solutions Fund | MSCI ACWI (All Country World Index) (net)
Average Annual Return, Percent		17.49%	10.06%	9.23%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie Climate Solutions Fund | MSCI ACWI (All Country World Index) (gross)
Average Annual Return, Percent		18.02%	10.58%	9.79%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Climate Solutions Fund | MSCI ACWI Investable Market Index (net)
Average Annual Return, Percent		16.37%	9.67%	9.00%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie Climate Solutions Fund | MSCI ACWI Investable Market Index (gross)
Average Annual Return, Percent		16.89%	10.18%	9.55%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Climate Solutions Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(9.36%)	1.12%	(4.25%)
Macquarie Climate Solutions Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		(5.21%)	1.16%	(2.95%)
Macquarie Climate Solutions Fund | Class A
Average Annual Return, Percent		(9.12%)	1.56%	(4.04%)
Macquarie Climate Solutions Fund | Class C
Average Annual Return, Percent		(5.32%)	2.02%	(4.02%)
Macquarie Climate Solutions Fund | Institutional Class
Average Annual Return, Percent		(3.32%)	3.13%	(3.13%)
Macquarie Climate Solutions Fund | Class R6
Average Annual Return, Percent		(3.08%)	3.17%	(3.05%)
Macquarie Climate Solutions Fund | Class R
Average Annual Return, Percent		(3.82%)	2.45%	(3.74%)
Macquarie Climate Solutions Fund | Class Y
Average Annual Return, Percent		(3.59%)	2.78%	(3.43%)
Macquarie Natural Resources Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Natural Resources Fund | S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie Natural Resources Fund | S&P Global Natural Resources Index (net)
Average Annual Return, Percent		(8.86%)	5.12%	4.63%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees or expenses)
Macquarie Natural Resources Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(7.77%)	3.61%	(0.26%)
Macquarie Natural Resources Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		(3.20%)	3.22%	0.02%
Macquarie Natural Resources Fund | Class A
Average Annual Return, Percent		(6.21%)	4.28%	0.14%
Macquarie Natural Resources Fund | Class C
Average Annual Return, Percent		(2.15%)	4.74%	0.22%
Macquarie Natural Resources Fund | Institutional Class
Average Annual Return, Percent		(0.16%)	5.99%	1.23%
Macquarie Natural Resources Fund | Class R6
Average Annual Return, Percent		(0.12%)	6.10%	1.37%
Macquarie Natural Resources Fund | Class R
Average Annual Return, Percent		(0.69%)	5.40%	0.66%
Macquarie Natural Resources Fund | Class Y
Average Annual Return, Percent		(0.47%)	5.72%	0.99%
Macquarie Real Estate Securities Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Real Estate Securities Fund | S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie Real Estate Securities Fund | FTSE Nareit Equity REITs Index
Average Annual Return, Percent		8.73%	4.27%	5.73%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie Real Estate Securities Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(2.26%)	(0.51%)	1.54%
Macquarie Real Estate Securities Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		3.13%	1.81%	2.94%
Macquarie Real Estate Securities Fund | Class A
Average Annual Return, Percent		1.44%	2.91%	4.47%
Macquarie Real Estate Securities Fund | Class C
Average Annual Return, Percent		5.88%	3.27%	4.41%
Macquarie Real Estate Securities Fund | Institutional Class
Average Annual Return, Percent		7.87%	4.45%	5.45%
Macquarie Real Estate Securities Fund | Class R6
Average Annual Return, Percent		8.03%	4.57%	5.59%
Macquarie Real Estate Securities Fund | Class R
Average Annual Return, Percent		7.35%	3.87%	4.84%
Macquarie Real Estate Securities Fund | Class Y
Average Annual Return, Percent		7.64%	4.20%	5.20%
Macquarie Science and Technology Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Science and Technology Fund | S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie Science and Technology Fund | S&P North American Technology Sector Index
Average Annual Return, Percent		36.08%	21.06%	20.70%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
Macquarie Science and Technology Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		19.13%	8.21%	9.88%
Macquarie Science and Technology Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		17.12%	9.49%	10.12%
Macquarie Science and Technology Fund | Class A
Average Annual Return, Percent		23.80%	13.08%	13.17%
Macquarie Science and Technology Fund | Class C
Average Annual Return, Percent		29.43%	13.52%	13.15%
Macquarie Science and Technology Fund | Institutional Class
Average Annual Return, Percent		31.69%	14.67%	14.11%
Macquarie Science and Technology Fund | Class R6
Average Annual Return, Percent		31.79%	14.81%	14.26%
Macquarie Science and Technology Fund | Class R
Average Annual Return, Percent		31.03%	14.04%	13.46%
Macquarie Science and Technology Fund | Class Y
Average Annual Return, Percent		31.35%	14.42%	13.85%
Macquarie Global Bond Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie Global Bond Fund | Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie Global Bond Fund | Bloomberg Global Aggregate Index, Hedged to USD
Average Annual Return, Percent		3.40%	0.48%	2.01%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie Global Bond Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(3.26%)	(1.08%)	0.54%
Macquarie Global Bond Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		(1.11%)	(0.42%)	0.78%
Macquarie Global Bond Fund | Class A
Average Annual Return, Percent		(1.85%)	0.11%	1.66%
Macquarie Global Bond Fund | Class C
Average Annual Return, Percent		1.03%	0.54%	1.65%
Macquarie Global Bond Fund | Institutional Class
Average Annual Return, Percent		2.97%	1.52%	2.50%
Macquarie Global Bond Fund | Class R6
Average Annual Return, Percent		3.21%	1.59%	2.54%
Macquarie Global Bond Fund | Class R
Average Annual Return, Percent		2.50%	0.93%	1.82%
Macquarie Global Bond Fund | Class Y
Average Annual Return, Percent		2.71%	1.30%	2.25%
Macquarie High Income Fund
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Macquarie High Income Fund | Bloomberg US Aggregate Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie High Income Fund | ICE BofA US High Yield Constrained Index
Average Annual Return, Percent		8.20%	4.03%	5.08%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses or taxes)
Macquarie High Income Fund | Class A | After Taxes on Distributions
Average Annual Return, Percent		(1.48%)	(0.54%)	0.57%
Macquarie High Income Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return, Percent		0.64%	0.46%	1.31%
Macquarie High Income Fund | Class A
Average Annual Return, Percent		1.13%	2.21%	3.50%
Macquarie High Income Fund | Class C
Average Annual Return, Percent		4.19%	2.69%	3.52%
Macquarie High Income Fund | Institutional Class
Average Annual Return, Percent		6.24%	3.68%	4.36%
Macquarie High Income Fund | Class R6
Average Annual Return, Percent		6.28%	3.78%	4.50%
Macquarie High Income Fund | Class R
Average Annual Return, Percent		5.71%	3.11%	3.77%
Macquarie High Income Fund | Class Y
Average Annual Return, Percent		5.97%	3.44%	4.11%